John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 8/31/2022

Fund’s investments
As of 8-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 40.9%				$883,990,329
(Cost $937,684,724)
U.S. Government 16.5%				355,577,814
U.S. Treasury
Bond	2.875	05-15-52	197,330,000	181,851,931
Bond	3.375	08-15-42	72,458,000	70,703,158
Note	2.750	08-15-32	64,424,000	62,149,028
Note	3.125	08-31-27	41,241,000	40,873,697
U.S. Government Agency 24.4%				528,412,515
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	10-01-50	30,460,310	27,487,304
30 Yr Pass Thru	2.500	08-01-51	7,206,068	6,487,538
30 Yr Pass Thru	2.500	11-01-51	5,567,840	5,005,264
30 Yr Pass Thru	2.500	12-01-51	1,873,694	1,677,203
30 Yr Pass Thru	3.000	03-01-43	300,616	286,442
30 Yr Pass Thru	3.000	03-01-43	2,369,077	2,249,237
30 Yr Pass Thru	3.000	04-01-43	385,627	366,241
30 Yr Pass Thru	3.000	12-01-45	862,532	815,935
30 Yr Pass Thru	3.000	10-01-46	894,435	846,674
30 Yr Pass Thru	3.000	10-01-46	679,468	641,488
30 Yr Pass Thru	3.000	12-01-46	2,376,711	2,241,631
30 Yr Pass Thru	3.000	12-01-46	645,487	609,204
30 Yr Pass Thru	3.000	04-01-47	421,441	397,093
30 Yr Pass Thru	3.000	04-01-47	5,099,161	4,805,013
30 Yr Pass Thru	3.000	09-01-49	5,681,089	5,307,657
30 Yr Pass Thru	3.000	10-01-49	3,933,835	3,675,254
30 Yr Pass Thru	3.000	10-01-49	2,074,195	1,936,557
30 Yr Pass Thru	3.000	12-01-49	7,824,645	7,310,312
30 Yr Pass Thru	3.000	12-01-49	6,382,737	5,949,221
30 Yr Pass Thru	3.000	01-01-50	12,574,059	11,739,675
30 Yr Pass Thru	3.000	02-01-50	6,744,221	6,284,045
30 Yr Pass Thru	3.500	02-01-42	643,653	631,711
30 Yr Pass Thru	3.500	04-01-44	402,840	393,177
30 Yr Pass Thru	3.500	07-01-46	848,013	822,638
30 Yr Pass Thru	3.500	10-01-46	1,025,969	994,948
30 Yr Pass Thru	3.500	11-01-46	920,805	891,812
30 Yr Pass Thru	3.500	12-01-46	451,124	437,343
30 Yr Pass Thru	3.500	01-01-47	3,376,330	3,274,243
30 Yr Pass Thru	3.500	02-01-47	804,613	781,291
30 Yr Pass Thru	3.500	04-01-47	588,194	570,409
30 Yr Pass Thru	3.500	11-01-48	2,770,680	2,686,906
30 Yr Pass Thru	3.500	06-01-49	15,117	14,553
30 Yr Pass Thru	3.500	03-01-52	3,093,181	2,972,568
30 Yr Pass Thru	4.000	11-01-43	139,777	139,485
30 Yr Pass Thru	4.000	02-01-44	47,670	47,630
30 Yr Pass Thru	4.000	07-01-45	1,850,004	1,846,723
30 Yr Pass Thru	4.000	03-01-48	483,571	478,860
30 Yr Pass Thru	4.000	08-01-48	404,667	401,547
30 Yr Pass Thru	4.000	05-01-52	304,068	299,457
30 Yr Pass Thru	4.500	02-01-41	231,523	236,830
30 Yr Pass Thru	4.500	03-01-47	781,477	795,804
30 Yr Pass Thru (A)	4.500	07-01-52	2,349,345	2,348,584
30 Yr Pass Thru (A)	4.500	08-01-52	1,430,000	1,428,621
Federal National Mortgage Association
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	3.000	07-01-27	87,178	$84,929
15 Yr Pass Thru	3.500	06-01-34	287,085	282,716
15 Yr Pass Thru	4.000	12-01-24	57,126	57,003
30 Yr Pass Thru	2.000	09-01-50	8,443,433	7,342,119
30 Yr Pass Thru	2.000	09-01-50	18,136,339	15,770,737
30 Yr Pass Thru	2.000	09-01-50	9,049,670	7,869,282
30 Yr Pass Thru	2.000	10-01-50	20,176,792	17,545,044
30 Yr Pass Thru	2.000	03-01-51	8,159,256	7,089,909
30 Yr Pass Thru	2.000	04-01-51	9,982,929	8,668,333
30 Yr Pass Thru	2.500	09-01-50	20,508,933	18,507,208
30 Yr Pass Thru	2.500	12-01-50	53,823	48,435
30 Yr Pass Thru	2.500	08-01-51	3,416,444	3,070,445
30 Yr Pass Thru	2.500	08-01-51	5,215,171	4,687,008
30 Yr Pass Thru	2.500	10-01-51	2,505,989	2,250,630
30 Yr Pass Thru	2.500	11-01-51	16,147,370	14,552,424
30 Yr Pass Thru	2.500	01-01-52	6,157,601	5,519,561
30 Yr Pass Thru	2.500	03-01-52	41,777,080	37,418,841
30 Yr Pass Thru	3.000	12-01-42	653,053	621,095
30 Yr Pass Thru	3.000	04-01-43	1,995,246	1,892,619
30 Yr Pass Thru	3.000	12-01-45	1,389,320	1,313,084
30 Yr Pass Thru	3.000	08-01-46	917,140	865,094
30 Yr Pass Thru	3.000	10-01-46	1,025,717	970,074
30 Yr Pass Thru	3.000	01-01-47	1,258,621	1,185,624
30 Yr Pass Thru	3.000	02-01-47	727,054	686,022
30 Yr Pass Thru	3.000	10-01-47	1,507,947	1,419,546
30 Yr Pass Thru	3.000	12-01-47	5,390,516	5,072,823
30 Yr Pass Thru	3.000	11-01-48	1,072,219	1,013,383
30 Yr Pass Thru	3.000	11-01-48	4,433,746	4,161,356
30 Yr Pass Thru	3.000	12-01-48	691,445	650,695
30 Yr Pass Thru	3.000	09-01-49	3,510,614	3,274,367
30 Yr Pass Thru	3.000	09-01-49	1,916,711	1,782,934
30 Yr Pass Thru	3.000	10-01-49	787,275	733,803
30 Yr Pass Thru	3.000	10-01-49	2,788,492	2,607,812
30 Yr Pass Thru	3.000	11-01-49	11,359,166	10,605,400
30 Yr Pass Thru	3.000	11-01-49	1,825,039	1,695,379
30 Yr Pass Thru	3.000	11-01-49	1,431,253	1,336,278
30 Yr Pass Thru	3.000	01-01-52	14,723,206	13,692,151
30 Yr Pass Thru	3.000	02-01-52	5,294,061	4,920,012
30 Yr Pass Thru	3.500	01-01-42	478,507	469,125
30 Yr Pass Thru	3.500	06-01-42	965,229	946,232
30 Yr Pass Thru	3.500	07-01-42	1,605,045	1,573,367
30 Yr Pass Thru	3.500	01-01-43	287,243	279,476
30 Yr Pass Thru	3.500	04-01-43	212,303	206,429
30 Yr Pass Thru	3.500	06-01-43	1,035,135	1,007,468
30 Yr Pass Thru	3.500	07-01-43	176,396	171,682
30 Yr Pass Thru	3.500	03-01-44	1,616,086	1,573,902
30 Yr Pass Thru	3.500	10-01-44	1,781,819	1,729,184
30 Yr Pass Thru	3.500	04-01-45	355,303	344,696
30 Yr Pass Thru	3.500	04-01-45	863,052	837,288
30 Yr Pass Thru	3.500	07-01-46	786,652	761,693
30 Yr Pass Thru	3.500	07-01-46	528,610	511,838
30 Yr Pass Thru	3.500	07-01-47	2,084,016	2,019,197
30 Yr Pass Thru	3.500	11-01-47	1,742,298	1,685,385
30 Yr Pass Thru	3.500	12-01-47	1,044,220	1,008,478
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-48	2,040,841	$1,970,987
30 Yr Pass Thru	3.500	03-01-48	1,012,306	981,770
30 Yr Pass Thru	3.500	06-01-49	6,153,741	5,946,958
30 Yr Pass Thru	3.500	09-01-49	3,348,411	3,221,507
30 Yr Pass Thru	3.500	10-01-49	2,053,337	1,975,516
30 Yr Pass Thru	3.500	01-01-50	5,572,155	5,357,055
30 Yr Pass Thru	3.500	04-01-50	8,333,474	8,014,383
30 Yr Pass Thru	3.500	02-01-52	2,935,246	2,828,358
30 Yr Pass Thru	3.500	04-01-52	3,869,039	3,702,455
30 Yr Pass Thru	3.500	04-01-52	3,197,159	3,067,496
30 Yr Pass Thru (A)	4.000	TBA	40,450,000	39,473,493
30 Yr Pass Thru	4.000	09-01-40	254,811	255,076
30 Yr Pass Thru	4.000	01-01-41	219,368	219,614
30 Yr Pass Thru	4.000	09-01-41	350,766	351,241
30 Yr Pass Thru	4.000	09-01-41	1,031,756	1,032,997
30 Yr Pass Thru	4.000	10-01-41	16,916	16,937
30 Yr Pass Thru	4.000	11-01-41	560,891	561,584
30 Yr Pass Thru	4.000	01-01-42	172,751	172,969
30 Yr Pass Thru	4.000	01-01-42	174,381	174,600
30 Yr Pass Thru	4.000	03-01-42	963,546	963,643
30 Yr Pass Thru	4.000	05-01-43	1,171,305	1,171,565
30 Yr Pass Thru	4.000	09-01-43	1,039,632	1,043,360
30 Yr Pass Thru	4.000	10-01-43	669,460	667,886
30 Yr Pass Thru	4.000	12-01-43	857,834	856,353
30 Yr Pass Thru	4.000	01-01-44	193,589	193,617
30 Yr Pass Thru	4.000	02-01-46	511,286	507,047
30 Yr Pass Thru	4.000	06-01-46	410,939	407,533
30 Yr Pass Thru	4.000	07-01-46	792,853	786,033
30 Yr Pass Thru	4.000	03-01-47	1,351,752	1,341,391
30 Yr Pass Thru	4.000	05-01-47	1,135,680	1,126,975
30 Yr Pass Thru	4.000	12-01-47	439,903	437,219
30 Yr Pass Thru	4.000	04-01-48	1,451,644	1,442,332
30 Yr Pass Thru	4.000	06-01-48	846,777	838,169
30 Yr Pass Thru	4.000	10-01-48	702,301	697,137
30 Yr Pass Thru	4.000	01-01-49	537,728	531,254
30 Yr Pass Thru	4.000	07-01-49	1,062,500	1,050,040
30 Yr Pass Thru	4.000	07-01-49	1,799,428	1,781,138
30 Yr Pass Thru (A)	4.000	08-01-49	3,380,835	3,345,414
30 Yr Pass Thru	4.000	09-01-49	2,540,751	2,506,191
30 Yr Pass Thru	4.000	02-01-50	2,754,552	2,723,971
30 Yr Pass Thru	4.000	03-01-51	11,053,664	10,913,673
30 Yr Pass Thru (A)	4.000	08-01-51	5,842,491	5,783,104
30 Yr Pass Thru (A)	4.000	10-01-51	12,126,726	11,942,829
30 Yr Pass Thru	4.000	04-01-52	1,161,939	1,140,687
30 Yr Pass Thru	4.000	06-01-52	312,640	308,485
30 Yr Pass Thru (A)	4.500	TBA	38,894,000	38,653,962
30 Yr Pass Thru	4.500	08-01-40	455,920	465,569
30 Yr Pass Thru	4.500	08-01-40	238,247	243,393
30 Yr Pass Thru	4.500	12-01-40	164,851	168,516
30 Yr Pass Thru	4.500	05-01-41	179,696	183,579
30 Yr Pass Thru	4.500	05-01-41	335,103	342,404
30 Yr Pass Thru	4.500	06-01-41	329,528	336,707
30 Yr Pass Thru	4.500	07-01-41	190,245	194,389
30 Yr Pass Thru	4.500	11-01-41	48,357	49,426
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	12-01-41	823,525	$841,466
30 Yr Pass Thru	4.500	05-01-42	448,519	458,354
30 Yr Pass Thru	4.500	04-01-48	535,379	544,199
30 Yr Pass Thru	4.500	07-01-48	983,439	990,419
30 Yr Pass Thru (A)	4.500	08-01-52	5,020,307	4,999,855

30 Yr Pass Thru (A)	4.500	08-01-52	1,105,558	1,104,492
Foreign government obligations 0.1%				$2,171,671
(Cost $2,433,780)
Qatar 0.1%				2,171,671
State of Qatar Bond (B)	5.103	04-23-48	2,030,000	2,171,671

Corporate bonds 32.3%				$699,967,829
(Cost $794,676,074)
Communication services 2.3%				49,017,755
Diversified telecommunication services 1.0%
AT&T, Inc.	3.500	06-01-41	4,291,000	3,382,284
AT&T, Inc.	3.650	06-01-51	4,580,000	3,504,555
Level 3 Financing, Inc. (B)	3.400	03-01-27	2,563,000	2,273,282
Telefonica Emisiones SA	5.213	03-08-47	4,422,000	3,825,369
Verizon Communications, Inc.	4.329	09-21-28	6,052,000	5,972,557
Verizon Communications, Inc.	4.400	11-01-34	2,569,000	2,429,946
Entertainment 0.1%
Take-Two Interactive Software, Inc.	3.550	04-14-25	1,467,000	1,432,868
Media 0.8%
Charter Communications Operating LLC	4.200	03-15-28	4,747,000	4,475,378
Charter Communications Operating LLC	4.800	03-01-50	4,312,000	3,384,579
Charter Communications Operating LLC	5.750	04-01-48	5,726,000	5,094,970
Charter Communications Operating LLC	6.484	10-23-45	4,581,000	4,372,730
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	2.050	02-15-28	3,485,000	3,024,555
T-Mobile USA, Inc.	3.750	04-15-27	1,409,000	1,351,091
T-Mobile USA, Inc.	3.875	04-15-30	4,862,000	4,493,591
Consumer discretionary 2.9%				63,659,582
Automobiles 1.0%
General Motors Company	5.400	10-15-29	2,851,000	2,781,547
General Motors Financial Company, Inc.	2.400	10-15-28	6,234,000	5,183,681
General Motors Financial Company, Inc.	3.600	06-21-30	7,090,000	6,135,253
Hyundai Capital America (B)	1.000	09-17-24	3,107,000	2,878,572
Hyundai Capital America (B)	1.800	10-15-25	1,479,000	1,341,913
Hyundai Capital America (B)	2.375	10-15-27	1,339,000	1,167,189
Nissan Motor Acceptance Company LLC (B)	1.125	09-16-24	1,560,000	1,442,140
Hotels, restaurants and leisure 1.3%
Booking Holdings, Inc.	4.625	04-13-30	3,223,000	3,241,800
Choice Hotels International, Inc.	3.700	12-01-29	2,485,000	2,200,023
Choice Hotels International, Inc.	3.700	01-15-31	1,595,000	1,391,552
Expedia Group, Inc.	2.950	03-15-31	2,244,000	1,877,187
Expedia Group, Inc.	3.250	02-15-30	3,446,000	2,980,197
Expedia Group, Inc.	3.800	02-15-28	5,771,000	5,367,721
Expedia Group, Inc.	4.625	08-01-27	3,068,000	2,986,619
Expedia Group, Inc.	5.000	02-15-26	2,953,000	2,959,941
Marriott International, Inc.	4.625	06-15-30	1,812,000	1,730,590
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc.	4.650	12-01-28	4,641,000	$4,552,189
Internet and direct marketing retail 0.3%
Amazon.com, Inc.	4.050	08-22-47	3,223,000	2,990,596
eBay, Inc.	2.700	03-11-30	4,532,000	3,907,427
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	5,363,000	5,224,556
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	1,409,000	1,318,889
Consumer staples 0.8%				17,403,209
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	2,263,000	2,052,410
Food products 0.7%
JBS USA LUX SA (B)	3.625	01-15-32	5,365,000	4,640,779
JBS USA LUX SA (B)	5.125	02-01-28	1,151,000	1,149,561
JBS USA LUX SA (B)	5.750	04-01-33	3,140,000	3,127,974
Kraft Heinz Foods Company	4.375	06-01-46	3,526,000	2,995,265
Kraft Heinz Foods Company	5.000	06-04-42	1,398,000	1,302,680
Kraft Heinz Foods Company	5.500	06-01-50	2,144,000	2,134,540
Energy 2.9%				63,089,668
Oil, gas and consumable fuels 2.9%
Aker BP ASA (B)	3.000	01-15-25	1,777,000	1,692,232
Aker BP ASA (B)	3.100	07-15-31	2,785,000	2,342,633
Aker BP ASA (B)	3.750	01-15-30	1,788,000	1,607,036
Aker BP ASA (B)	4.000	01-15-31	2,686,000	2,424,599
Continental Resources, Inc.	4.900	06-01-44	1,543,000	1,210,993
Diamondback Energy, Inc.	3.125	03-24-31	1,927,000	1,661,515
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,723,000	2,557,361
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	3,076,000	2,908,555
Energy Transfer LP	4.200	04-15-27	1,758,000	1,685,450
Energy Transfer LP	5.150	03-15-45	1,746,000	1,505,479
Energy Transfer LP	5.250	04-15-29	6,155,000	6,000,866
Energy Transfer LP	5.400	10-01-47	1,949,000	1,736,347
Energy Transfer LP	5.500	06-01-27	2,674,000	2,700,941
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	3,842,000	3,324,355
EQT Corp.	7.000	02-01-30	1,025,000	1,096,837
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,365,000	1,549,530
MPLX LP	4.000	03-15-28	2,333,000	2,231,863
MPLX LP	4.125	03-01-27	940,000	911,286
MPLX LP	4.250	12-01-27	1,721,000	1,662,891
MPLX LP	4.950	09-01-32	1,369,000	1,326,392
Ovintiv, Inc.	7.200	11-01-31	434,000	466,370
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,505,000	1,418,897
Sabine Pass Liquefaction LLC	4.500	05-15-30	4,798,000	4,593,277
Sabine Pass Liquefaction LLC	5.000	03-15-27	2,568,000	2,559,083
Targa Resources Corp.	4.950	04-15-52	3,233,000	2,787,726
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,318,894
The Williams Companies, Inc.	3.750	06-15-27	3,336,000	3,218,813
The Williams Companies, Inc.	4.650	08-15-32	1,961,000	1,890,497
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,742,000	1,698,950
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 9.9%				$214,011,499
Banks 5.8%
Banco Santander SA	4.379	04-12-28	2,345,000	2,207,550
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	4,395,000	3,736,503
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	4,126,000	3,481,101
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	6,689,000	5,545,160
Bank of America Corp.	3.248	10-21-27	3,321,000	3,133,522
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	3,278,000	2,819,199
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	5,896,000	5,639,173
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%)	1.007	12-10-24	1,221,000	1,157,154
BPCE SA (B)	4.500	03-15-25	2,385,000	2,313,569
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	2,023,000	1,654,598
Citigroup, Inc.	4.600	03-09-26	5,965,000	5,950,894
Citizens Financial Group, Inc.	3.250	04-30-30	4,338,000	3,826,047
Credit Agricole SA (B)	2.811	01-11-41	2,047,000	1,380,993
Credit Agricole SA (B)	3.250	01-14-30	4,198,000	3,543,143
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	4,748,000	4,016,210
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	4,265,000	3,655,521
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	4,358,000	4,239,666
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)	4.600	02-01-25	3,318,000	2,916,522
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	4,395,000	4,421,703
Lloyds Banking Group PLC	4.450	05-08-25	6,418,000	6,355,580
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	1,307,000	1,211,127
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	1,424,000	1,350,071
NatWest Markets PLC (B)	1.600	09-29-26	4,387,000	3,866,919
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	2,688,000	2,337,463
Santander Holdings USA, Inc.	3.244	10-05-26	6,086,000	5,659,249
Santander Holdings USA, Inc.	3.450	06-02-25	5,456,000	5,216,245
Santander Holdings USA, Inc.	4.400	07-13-27	1,290,000	1,241,953
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (B)	6.221	06-15-33	1,497,000	1,423,825
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)	3.400	09-15-26	4,367,000	3,528,536
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	1,659,000	1,536,493
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (C)(D)	6.460	11-01-22	3,342,000	3,311,102
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	6,635,000	5,943,304
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	4,989,000	4,376,042
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	3,025,000	2,315,536
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	2,393,000	2,088,956
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	7,627,000	7,588,649
Capital markets 2.5%
Ares Capital Corp.	2.150	07-15-26	4,132,000	3,588,812
Ares Capital Corp.	2.875	06-15-28	2,334,000	1,938,685
Ares Capital Corp.	3.875	01-15-26	2,992,000	2,813,870
Ares Capital Corp.	4.200	06-10-24	2,194,000	2,174,336
Blackstone Private Credit Fund	2.350	11-22-24	2,779,000	2,581,516
Blackstone Private Credit Fund	2.700	01-15-25	2,169,000	2,012,344
Blackstone Private Credit Fund	3.250	03-15-27	627,000	537,937
Blackstone Private Credit Fund	4.000	01-15-29	3,049,000	2,628,232
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	2,516,000	2,137,417
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	4,240,000	3,614,596
Lazard Group LLC	4.375	03-11-29	1,660,000	1,588,716
Macquarie Bank, Ltd. (B)	3.624	06-03-30	2,099,000	1,810,610
Macquarie Bank, Ltd. (B)	4.875	06-10-25	2,530,000	2,516,672
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	7,892,000	$7,413,023
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	1,597,000	1,286,394
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	5,006,000	3,853,541
S&P Global, Inc. (B)	4.750	08-01-28	1,129,000	1,156,547
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	8,390,000	6,932,503
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	3,237,000	2,657,874
Consumer finance 0.1%
Discover Financial Services	4.100	02-09-27	1,385,000	1,329,586
Diversified financial services 0.0%
Jefferies Group LLC	4.850	01-15-27	740,000	734,813
Insurance 1.5%
Athene Holding, Ltd.	3.500	01-15-31	4,891,000	4,199,618
AXA SA	8.600	12-15-30	535,000	666,075
CNA Financial Corp.	2.050	08-15-30	1,296,000	1,039,055
CNO Financial Group, Inc.	5.250	05-30-29	3,808,000	3,681,770
Liberty Mutual Group, Inc. (B)	5.500	06-15-52	2,565,000	2,503,203
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,925,000	2,997,421
New York Life Insurance Company (B)	3.750	05-15-50	1,853,000	1,541,464
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (B)	2.750	01-21-51	4,758,000	3,965,302
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (B)	5.100	10-16-44	1,622,000	1,617,968
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	1,569,000	1,457,320
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	4,926,000	4,928,463
SBL Holdings, Inc. (B)	5.000	02-18-31	2,741,000	2,192,276
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	3,247,000	2,924,262
Health care 1.8%				38,062,326
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	7,244,000	6,616,419
Health care providers and services 1.2%
AmerisourceBergen Corp.	2.800	05-15-30	3,206,000	2,790,590
CVS Health Corp.	3.750	04-01-30	2,828,000	2,655,861
CVS Health Corp.	4.300	03-25-28	1,480,000	1,463,100
CVS Health Corp.	5.050	03-25-48	2,582,000	2,485,982
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	4,766,000	3,701,977
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	4,350,000	3,873,398
HCA, Inc.	4.125	06-15-29	4,639,000	4,270,367
Universal Health Services, Inc. (B)	1.650	09-01-26	2,531,000	2,186,067
Universal Health Services, Inc. (B)	2.650	10-15-30	2,710,000	2,136,380
Pharmaceuticals 0.3%
Royalty Pharma PLC	1.750	09-02-27	1,449,000	1,259,025
Viatris, Inc.	2.300	06-22-27	1,492,000	1,284,573
Viatris, Inc.	2.700	06-22-30	2,292,000	1,805,308
Viatris, Inc.	4.000	06-22-50	2,373,000	1,533,279
Industrials 4.4%				94,860,942
Aerospace and defense 0.8%
DAE Funding LLC (B)	3.375	03-20-28	4,053,000	3,607,097
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,780,000	1,656,718
The Boeing Company	3.200	03-01-29	1,510,000	1,334,111
The Boeing Company	5.040	05-01-27	4,467,000	4,453,564
The Boeing Company	5.150	05-01-30	6,182,000	6,084,389
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	573,787	$512,831
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	608,466	537,069
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	1,765,494	1,844,959
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,911,629	1,504,718
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,421,615	1,299,419
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,074,944	858,726
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,058,169	1,892,596
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,701,783	1,368,294
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	998,416	749,168
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,510,158	1,333,147
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,544,000	1,291,495
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	662,910	651,108
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	1,525,636	1,305,001
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	866,121	808,400
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	1,153,471	1,198,724
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,144,189
Delta Air Lines, Inc.	4.375	04-19-28	3,215,000	2,826,998
Delta Air Lines, Inc. (B)	4.500	10-20-25	695,000	680,751
Delta Air Lines, Inc. (B)	4.750	10-20-28	2,348,119	2,243,242
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,679,038	1,429,410
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	3,417,613	3,148,818
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	2,933,649	2,339,749
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,664,292	1,474,291
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	389,893	361,828
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,323,728	1,099,123
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,437,224	5,366,503
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,253,700	1,183,703
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	324,630	323,193
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	2,319,378	2,275,884
US Airways 2012-2 Class A Pass Through Trust (E)	4.625	06-03-25	1,222,347	1,100,337
Building products 0.1%
Owens Corning	3.950	08-15-29	2,453,000	2,301,051
Professional services 0.2%
CoStar Group, Inc. (B)	2.800	07-15-30	3,689,000	3,007,250
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC	1.650	10-29-24	1,427,000	1,320,417
AerCap Ireland Capital DAC	1.750	01-30-26	3,393,000	2,990,890
AerCap Ireland Capital DAC	2.450	10-29-26	8,874,000	7,824,678
AerCap Ireland Capital DAC	2.875	08-14-24	3,185,000	3,042,460
Air Lease Corp.	2.100	09-01-28	1,609,000	1,320,451
Air Lease Corp.	2.875	01-15-26	1,578,000	1,455,615
Air Lease Corp.	3.625	12-01-27	1,206,000	1,099,369
Ashtead Capital, Inc. (B)	1.500	08-12-26	1,637,000	1,413,770
Ashtead Capital, Inc. (B)	4.250	11-01-29	650,000	596,365
Ashtead Capital, Inc. (B)	5.500	08-11-32	2,299,000	2,255,719
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	1,343,000	1,099,645
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (B)	3.100	02-02-31	2,348,000	1,843,709
Information technology 3.5%				76,696,715
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	4,046,000	3,209,939
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	2.750	05-24-31	3,563,000	$2,905,208
Motorola Solutions, Inc.	4.600	05-23-29	1,161,000	1,117,967
IT services 0.2%
CGI, Inc.	1.450	09-14-26	2,857,000	2,526,660
VeriSign, Inc.	2.700	06-15-31	1,443,000	1,184,171
Semiconductors and semiconductor equipment 1.7%
Broadcom, Inc. (B)	3.419	04-15-33	3,951,000	3,258,873
Broadcom, Inc.	4.750	04-15-29	5,014,000	4,926,282
Broadcom, Inc. (B)	4.926	05-15-37	1,852,000	1,649,833
KLA Corp.	4.100	03-15-29	2,677,000	2,659,864
Micron Technology, Inc.	4.185	02-15-27	5,411,000	5,266,630
Micron Technology, Inc.	4.975	02-06-26	2,096,000	2,103,188
Micron Technology, Inc.	5.327	02-06-29	6,574,000	6,480,455
NXP BV	3.250	05-11-41	1,310,000	951,885
NXP BV	3.875	06-18-26	4,590,000	4,439,606
Qorvo, Inc. (B)	1.750	12-15-24	2,231,000	2,082,572
Qorvo, Inc. (B)	3.375	04-01-31	1,868,000	1,495,521
Renesas Electronics Corp. (B)	1.543	11-26-24	2,459,000	2,281,499
Software 0.7%
Autodesk, Inc.	2.850	01-15-30	1,690,000	1,499,498
Oracle Corp.	2.950	04-01-30	6,292,000	5,370,033
VMware, Inc.	4.700	05-15-30	4,271,000	4,046,705
Workday, Inc.	3.500	04-01-27	1,738,000	1,657,967
Workday, Inc.	3.800	04-01-32	1,969,000	1,801,612
Technology hardware, storage and peripherals 0.6%
CDW LLC	3.569	12-01-31	2,744,000	2,304,787
Dell International LLC (B)	3.450	12-15-51	2,626,000	1,716,408
Dell International LLC	4.900	10-01-26	4,153,000	4,169,018
Dell International LLC	5.300	10-01-29	2,196,000	2,176,087
Dell International LLC	8.350	07-15-46	386,000	467,055
Western Digital Corp.	4.750	02-15-26	3,060,000	2,947,392
Materials 0.5%				10,715,896
Chemicals 0.1%
Braskem Netherlands Finance BV (B)	5.875	01-31-50	2,812,000	2,291,780
Metals and mining 0.4%
Anglo American Capital PLC (B)	4.750	04-10-27	1,625,000	1,591,730
Freeport-McMoRan, Inc.	4.250	03-01-30	2,834,000	2,566,592
Freeport-McMoRan, Inc.	5.450	03-15-43	3,346,000	3,012,149
Newmont Corp.	2.800	10-01-29	1,436,000	1,253,645
Real estate 2.2%				47,889,920
Equity real estate investment trusts 2.2%
American Homes 4 Rent LP	4.250	02-15-28	1,533,000	1,464,632
American Tower Corp.	3.800	08-15-29	4,182,000	3,871,479
Crown Castle, Inc.	3.300	07-01-30	1,162,000	1,030,047
Crown Castle, Inc.	3.650	09-01-27	3,904,000	3,714,991
Crown Castle, Inc.	3.800	02-15-28	1,644,000	1,550,049
Equinix, Inc.	1.550	03-15-28	3,310,000	2,806,850
Equinix, Inc.	1.800	07-15-27	1,888,000	1,652,073
Equinix, Inc.	2.500	05-15-31	5,115,000	4,196,055
Equinix, Inc.	3.200	11-18-29	1,576,000	1,411,367
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
GLP Capital LP	3.250	01-15-32	1,239,000	$1,003,052
GLP Capital LP	4.000	01-15-30	1,163,000	1,019,242
GLP Capital LP	5.375	04-15-26	1,819,000	1,787,499
Host Hotels & Resorts LP	3.375	12-15-29	3,827,000	3,275,012
Host Hotels & Resorts LP	3.500	09-15-30	2,433,000	2,061,785
Host Hotels & Resorts LP	3.875	04-01-24	5,784,000	5,713,158
Host Hotels & Resorts LP	4.000	06-15-25	4,759,000	4,596,662
Host Hotels & Resorts LP	4.500	02-01-26	1,798,000	1,754,337
SBA Tower Trust (B)	2.836	01-15-25	1,559,000	1,489,582
VICI Properties LP (B)	4.125	08-15-30	734,000	645,372
VICI Properties LP	4.375	05-15-25	993,000	969,635
VICI Properties LP (B)	4.625	12-01-29	1,413,000	1,305,259
VICI Properties LP	5.125	05-15-32	600,000	571,782
Utilities 1.1%				24,560,317
Electric utilities 0.9%
Atlantica Transmision Sur SA (B)	6.875	04-30-43	1,755,256	1,777,196
Emera US Finance LP	3.550	06-15-26	1,561,000	1,495,375
NRG Energy, Inc. (B)	2.450	12-02-27	2,593,000	2,220,062
NRG Energy, Inc. (B)	4.450	06-15-29	1,913,000	1,732,249
Vistra Operations Company LLC (B)	3.550	07-15-24	4,086,000	3,939,537
Vistra Operations Company LLC (B)	3.700	01-30-27	4,772,000	4,331,201
Vistra Operations Company LLC (B)	4.300	07-15-29	4,061,000	3,649,480
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,898,000	1,649,191
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	2,375,000	2,159,759

NiSource, Inc.	3.600	05-01-30	1,749,000	1,606,267
Municipal bonds 0.8%				$18,138,017
(Cost $22,893,294)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,393,067
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,446,900
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,738,505
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,568,429
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	2,713,000	2,404,000
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	160,000	140,078
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,094,799
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	5,045,000	3,731,131

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	1,812,000	1,621,108
Collateralized mortgage obligations 11.1%				$240,838,427
(Cost $273,556,671)
Commercial and residential 8.9%				191,889,647
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(F)	0.990	04-25-53	1,250,400	1,205,817
Series 2021-2, Class A1 (B)(F)	0.985	04-25-66	956,473	855,718
Series 2021-4, Class A1 (B)(F)	1.035	01-20-65	2,064,529	1,747,531
Series 2021-5, Class A1 (B)(F)	0.951	07-25-66	2,760,262	2,441,052
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(F)	1.175	10-25-48	1,659,079	1,453,044
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,141,831
Series 2015-200P, Class C (B)(F)	3.716	04-14-33	741,000	691,584
BBCMS Mortgage Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-C6, Class A2	2.690	02-15-53	1,235,000	$1,182,111
BBCMS Trust
Series 2015-MSQ, Class D (B)(F)	4.123	09-15-32	640,000	638,878
Series 2015-SRCH, Class D (B)(F)	5.122	08-10-35	1,607,000	1,425,506
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (B)(D)	4.077	05-15-39	2,064,000	2,022,720
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(D)	4.627	05-15-39	773,000	757,359
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (B)(D)	4.205	04-15-37	5,939,000	5,849,911
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(F)	0.941	02-25-49	1,250,647	1,160,022
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (B)	0.205	01-10-35	11,465,000	188
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(D)	3.321	10-15-37	2,501,090	2,439,315
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(D)	3.242	11-15-38	1,867,000	1,806,319
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (B)(D)	3.312	12-15-38	5,261,000	5,103,173
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(D)	3.491	09-15-36	2,653,000	2,504,169
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (B)(D)	3.297	01-17-39	4,515,000	4,387,222
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (B)(D)	3.891	01-15-34	715,000	675,674
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (B)(D)	3.491	08-15-36	6,514,000	6,066,466
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(D)	4.141	12-15-37	696,000	678,075
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	4,116,000	4,032,097
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (B)	4.149	01-10-36	1,251,000	1,231,181
Series 2020-GC46, Class A2	2.708	02-15-53	3,606,000	3,441,893
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(F)	0.924	08-25-66	2,214,852	1,886,798
Series 2021-3, Class A1 (B)(F)	0.956	09-27-66	2,984,726	2,523,734
Series 2021-HX1, Class A1 (B)(F)	1.110	10-25-66	2,509,384	2,184,797
COLT Trust
Series 2020-RPL1, Class A1 (B)(F)	1.390	01-25-65	3,581,205	3,175,376
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.888	10-15-45	2,615,342	26
Series 2014-CR15, Class XA IO	0.771	02-10-47	3,665,534	26,359
Series 2020-CX, Class D (B)(F)	2.773	11-10-46	1,509,000	1,158,659
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.577	05-10-51	25,684,126	531,952
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(F)	4.540	08-10-30	1,135,000	1,069,708
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	382,160
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	1,742,000	1,636,445
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (B)(D)	3.621	05-15-36	1,000,000	982,801
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(D)	3.991	05-15-36	2,230,000	2,185,399
Series 2020-NET, Class A (B)	2.257	08-15-37	746,850	694,099
Series 2021-AFC1, Class A1 (B)(F)	0.830	03-25-56	3,836,074	3,231,797
Series 2021-NQM2, Class A1 (B)(F)	1.179	02-25-66	1,646,124	1,495,983
Series 2021-NQM3, Class A1 (B)(F)	1.015	04-25-66	1,436,631	1,262,355
Series 2021-NQM5, Class A1 (B)(F)	0.938	05-25-66	1,492,124	1,223,109
Series 2021-NQM6, Class A1 (B)(F)	1.174	07-25-66	2,529,299	2,108,164
Series 2021-RPL2, Class A1A (B)(F)	1.115	01-25-60	4,179,181	3,585,984
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	3,128,000	2,889,300
Deephaven Residential Mortgage Trust
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-2, Class A1 (B)(F)	0.899	04-25-66	2,219,702	$1,943,914
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(F)	0.797	02-25-66	761,386	683,887
Series 2021-2, Class A1 (B)(F)	0.931	06-25-66	1,699,190	1,493,710
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(F)	2.500	02-01-51	3,447,755	2,928,168
GCAT Trust
Series 2021-NQM1, Class A1 (B)(F)	0.874	01-25-66	1,322,397	1,210,448
Series 2021-NQM2, Class A1 (B)(F)	1.036	05-25-66	1,220,881	1,075,223
Series 2021-NQM3, Class A1 (B)(F)	1.091	05-25-66	1,985,299	1,743,403
GS Mortgage Securities Trust
Series 2015-590M, Class C (B)(F)	3.932	10-10-35	1,475,000	1,368,315
Series 2017-485L, Class C (B)(F)	4.115	02-10-37	1,005,000	908,083
Series 2019-GC40, Class A2	2.971	07-10-52	3,315,000	3,218,702
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,160,525
Series 2021-STAR, Class A (1 month LIBOR + 0.950%) (B)(D)	3.341	12-15-36	4,900,000	4,727,848
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(F)	1.382	09-27-60	422,768	391,354
Series 2021-NQM1, Class A1 (B)(F)	1.017	07-25-61	902,211	823,456
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(F)	1.071	06-25-56	1,190,986	1,066,551
IMT Trust
Series 2017-APTS, Class AFX (B)	3.478	06-15-34	432,000	418,563
Series 2017-APTS, Class CFX (B)(F)	3.613	06-15-34	575,000	548,323
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (B)(D)	4.739	08-15-37	3,356,000	3,337,207
Irvine Core Office Trust
Series 2013-IRV, Class A2 (B)(F)	3.279	05-15-48	2,503,736	2,468,354
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (B)	3.024	01-05-39	2,416,000	2,178,921
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(D)	3.441	05-15-36	3,077,000	2,993,308
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(D)	3.091	03-15-38	2,598,973	2,515,937
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(D)	3.791	03-15-38	2,127,147	2,036,885
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(D)	3.603	05-15-39	5,849,000	5,739,039
MFA Trust
Series 2021-NQM1, Class A1 (B)(F)	1.153	04-25-65	1,053,488	970,395
MHP Trust
Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) (B)(D)	3.122	01-15-27	2,898,000	2,796,574
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(D)	3.791	11-15-34	1,882,000	1,863,180
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(F)	4.460	01-15-43	520,000	471,523
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(F)	3.500	10-25-59	1,069,798	1,024,708
NMLT Trust
Series 2021-INV1, Class A1 (B)(F)	1.185	05-25-56	3,590,261	3,212,401
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	1,293,969	1,210,081
OBX Trust
Series 2020-EXP2, Class A3 (B)(F)	2.500	05-25-60	733,704	671,390
Series 2021-NQM2, Class A1 (B)(F)	1.101	05-25-61	2,248,143	1,937,340
Series 2021-NQM3, Class A1 (B)(F)	1.054	07-25-61	2,729,248	2,246,554
One Market Plaza Trust
Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	435,651
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(F)	2.000	01-25-36	3,026,491	2,712,537
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	4,660,000	3,804,175
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(D)	3.308	01-15-39	6,138,000	$5,965,525
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (B)(F)	0.943	05-25-65	1,444,165	1,356,861
Series 2022-1, Class A1 (B)(F)	2.447	12-25-66	2,768,455	2,552,817
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(F)	3.333	10-25-53	912,000	889,169
Series 2015-6, Class M2 (B)(F)	3.750	04-25-55	1,775,000	1,684,036
Series 2017-2, Class A1 (B)(F)	2.750	04-25-57	57,261	56,806
Series 2018-1, Class A1 (B)(F)	3.000	01-25-58	359,114	350,680
Series 2018-4, Class A1 (B)(F)	3.000	06-25-58	1,488,443	1,421,783
Series 2019-1, Class A1 (B)(F)	3.679	03-25-58	1,408,100	1,356,603
Series 2019-4, Class A1 (B)(F)	2.900	10-25-59	1,557,983	1,496,364
Series 2020-4, Class A1 (B)	1.750	10-25-60	2,041,215	1,862,238
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-25-24, then 2.218% thereafter) (B)	1.218	05-25-65	659,275	621,762
Series 2021-1, Class A1 (B)(F)	0.815	01-25-66	1,553,164	1,391,082
Series 2021-3, Class A1 (B)(F)	1.046	06-25-66	2,136,858	1,892,862
Series 2021-4, Class A1 (B)(F)	0.938	07-25-66	1,214,301	1,025,413
Series 2021-5, Class A1 (B)(F)	1.013	09-25-66	2,349,543	2,056,710
Series 2021-R2, Class A1 (B)(F)	0.918	02-25-64	1,161,540	1,066,763
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	1,943,080	1,867,569
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A2	3.039	06-15-52	3,549,476	3,464,107
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (B)	1.842	11-15-45	342,394	3
U.S. Government Agency 2.2%				48,948,780
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (B)(D)	3.183	01-25-42	3,008,467	2,941,978
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (B)(D)	3.483	02-25-42	2,084,456	2,076,010
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(D)	4.583	02-25-42	2,734,000	2,665,936
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(D)	4.183	04-25-42	2,731,039	2,745,060
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (B)(D)	5.083	04-25-42	1,609,000	1,599,511
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(D)	4.383	05-25-42	2,087,488	2,093,941
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(D)	5.533	05-25-42	2,413,000	2,413,000
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (B)(D)	6.683	06-25-42	3,540,000	3,680,626
Series K030, Class X1 IO	0.259	04-25-23	183,439,102	108,871
Series K038, Class X1 IO	1.240	03-25-24	19,733,259	272,564
Series K048, Class X1 IO	0.348	06-25-25	87,227,919	489,227
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (B)(D)	4.283	03-25-42	2,594,111	2,592,892
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (B)(D)	4.183	03-25-42	1,101,334	1,100,133
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (B)(D)	4.933	05-25-42	1,176,610	1,195,915
Government National Mortgage Association
Series 2012-114, Class IO	0.618	01-16-53	415,485	6,896
Series 2016-174, Class IO	0.845	11-16-56	4,169,465	183,464
Series 2017-109, Class IO	0.273	04-16-57	4,577,291	104,612
Series 2017-124, Class IO	0.610	01-16-59	3,447,448	113,196
Series 2017-140, Class IO	0.486	02-16-59	2,061,902	73,036
Series 2017-169, Class IO	0.588	01-16-60	5,876,134	223,316
Series 2017-20, Class IO	0.585	12-16-58	9,354,137	287,728
Series 2017-22, Class IO	0.797	12-16-57	1,007,301	42,613
Series 2017-41, Class IO	0.619	07-16-58	3,874,266	122,660
Series 2017-46, Class IO	0.685	11-16-57	4,871,017	196,640
Series 2017-61, Class IO	0.769	05-16-59	2,627,943	111,134
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-114, Class IO	0.710	04-16-60	2,568,832	$114,637
Series 2018-158, Class IO	0.761	05-16-61	13,532,352	741,473
Series 2018-69, Class IO	0.602	04-16-60	2,187,848	110,887
Series 2018-9, Class IO	0.446	01-16-60	4,025,552	140,624
Series 2019-131, Class IO	0.802	07-16-61	6,325,262	372,923
Series 2020-100, Class IO	0.784	05-16-62	8,918,508	575,146
Series 2020-108, Class IO	0.847	06-16-62	24,913,825	1,587,362
Series 2020-114, Class IO	0.799	09-16-62	30,795,350	2,012,338
Series 2020-118, Class IO	0.888	06-16-62	20,631,377	1,381,064
Series 2020-119, Class IO	0.601	08-16-62	9,342,903	515,478
Series 2020-120, Class IO	0.760	05-16-62	24,370,648	1,557,482
Series 2020-137, Class IO	0.794	09-16-62	30,595,103	1,899,815
Series 2020-150, Class IO	0.957	12-16-62	15,896,379	1,177,014
Series 2020-170, Class IO	0.832	11-16-62	20,940,882	1,424,912
Series 2020-92, Class IO	0.877	02-16-62	20,266,938	1,391,923
Series 2021-10, Class IO	0.983	05-16-63	15,055,622	1,173,914
Series 2021-11, Class IO	1.021	12-16-62	23,406,874	1,787,869
Series 2021-3, Class IO	0.866	09-16-62	36,968,297	2,568,676
Series 2021-40, Class IO	0.824	02-16-63	7,077,138	486,369

Series 2022-21, Class IO	0.783	10-16-63	6,911,399	487,915
Asset backed securities 13.6%				$292,767,482
(Cost $321,468,050)
Asset backed securities 13.6%				292,767,482
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	3,397,000	3,215,872
Aimco CLO 12, Ltd.
Series 2020-12A, Class AR (3 month CME Term SOFR + 1.170%) (B)(D)	3.651	01-17-32	4,562,000	4,473,146
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	5,352,000	4,712,417
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	3,171,000	3,081,416
AMSR Trust
Series 2020-SFR2, Class A (B)	1.632	07-17-37	3,281,000	3,067,268
Series 2020-SFR4, Class A (B)	1.355	11-17-37	1,011,000	929,392
Series 2021-SFR1, Class B (B)(F)	2.153	06-17-38	2,695,000	2,333,878
Series 2021-SFR4, Class A (B)	2.117	12-17-38	572,000	512,349
Apex Credit CLO, Ltd.
Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) (B)(D)	3.707	10-20-31	5,050,000	4,949,934
Applebee’s Funding LLC
Series 2019-1A, Class A2I (B)	4.194	06-05-49	3,930,300	3,774,334
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	1,291,554	1,195,826
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	3,712,240	3,269,013
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (B)	2.360	03-20-26	3,497,000	3,326,941
Series 2020-1A, Class A (B)	2.330	08-20-26	2,588,000	2,436,936
Bain Capital Credit CLO, Ltd.
Series 2017-1A, Class BR (3 month LIBOR + 1.500%) (B)(D)	4.210	07-20-30	2,840,000	2,716,446
Balboa Bay Loan Funding, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.200%) (B)(D)	3.910	07-20-34	1,277,000	1,243,743
Barings CLO, Ltd.
Series 2013-IA, Class AR (3 month LIBOR + 0.800%) (B)(D)	3.510	01-20-28	3,350,247	3,312,399
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	4,077,333	3,616,958
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	1,045,071	995,783
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (B)(D)	3.632	07-15-32	1,620,000	$1,582,555
CARS-DB4 LP
Series 2020-1A, Class A1 (B)	2.690	02-15-50	3,070,702	2,893,164
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	3,801,679	3,452,623
Series 2021-1A, Class A1 (B)	1.530	03-15-61	3,467,397	3,061,380
Chase Auto Credit Linked Notes
Series 2021-3, Class B (B)	0.760	02-26-29	1,475,055	1,418,045
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	4,280,783	3,801,927
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	3,495,820	3,063,733
Series 2022-1A, Class A (B)	2.720	01-18-47	2,343,104	2,082,563
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	5,539,000	4,930,267
Series 2021-2A, Class A2 (B)	2.400	10-25-51	2,501,000	2,207,918
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,459,240	1,367,066
Series 2021-1A, Class A2I (B)	2.045	11-20-51	5,938,128	5,163,784
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	3,777,000	3,221,225
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	4,072,120	3,873,608
Series 2019-1A, Class A2 (B)	3.668	10-25-49	1,293,825	1,159,173
Series 2021-1A, Class A2I (B)	2.662	04-25-51	2,719,575	2,333,879
Driven Brands Funding LLC
Series 2018-1A, Class A2 (B)	4.739	04-20-48	1,244,750	1,198,308
Series 2020-2A, Class A2 (B)	3.237	01-20-51	2,626,995	2,259,108
Series 2021-1A, Class A2 (B)	2.791	10-20-51	3,304,033	2,712,634
Eaton Vance CLO, Ltd.
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) (B)(D)	4.212	01-15-35	2,210,000	2,131,297
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (B)	2.610	01-25-34	898,705	847,019
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (B)(D)	3.752	04-15-33	2,627,000	2,577,893
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	1,671,000	1,636,669
FirstKey Homes Trust
Series 2020-SFR2, Class A (B)	1.266	10-19-37	2,511,575	2,306,486
Series 2021-SFR1, Class A (B)	1.538	08-17-38	1,912,188	1,695,061
Series 2021-SFR1, Class C (B)	1.888	08-17-38	4,249,000	3,756,092
Five Guys Funding LLC
Series 2017-1A, Class A2 (B)	4.600	07-25-47	2,389,860	2,281,975
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	2,744,000	2,634,457
Series 2021-1A, Class A2 (B)	2.773	04-20-29	2,612,000	2,464,343
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 1.640%) (B)(D)	4.350	07-20-31	2,631,000	2,542,238
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	2,275,000	2,083,818
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	715,607	702,909
Series 2018-AA, Class A (B)	3.540	02-25-32	605,861	595,299
Home Partners of America Trust
Series 2021-2, Class A (B)	1.901	12-17-26	1,106,229	987,820
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	1,661,000	1,468,012
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	1,977,880	1,847,678
Series 2022-1A, Class A2I (B)	3.445	02-26-52	3,078,900	2,787,839
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (B)	2.730	10-25-48	337,622	$331,939
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) (B)(D)	3.739	07-27-31	4,864,000	4,809,742
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) (B)(D)	4.319	07-27-31	3,454,000	3,342,826
Marathon CLO X, Ltd.
Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) (B)(D)	3.905	11-15-29	3,389,314	3,341,721
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (B)	2.815	04-22-31	4,667,000	4,296,057
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	1,053,625	1,032,581
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (B)	3.910	12-15-45	501,129	492,688
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	992,648	951,023
Series 2019-FA, Class A2 (B)	2.600	08-15-68	1,301,708	1,230,883
Series 2020-BA, Class A2 (B)	2.120	01-15-69	2,283,597	2,129,092
Series 2020-GA, Class A (B)	1.170	09-16-69	2,267,835	2,076,923
Series 2020-HA, Class A (B)	1.310	01-15-69	2,925,956	2,697,700
Series 2021-A, Class A (B)	0.840	05-15-69	2,734,012	2,457,710
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	1,993,551	1,734,495
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	4,730,125	4,083,228
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,977,065	1,674,764
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) (B)(D)	4.162	07-15-34	1,022,000	982,739
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class A1R (3 month CME Term SOFR + 1.240%) (B)(D)	3.717	01-20-35	2,563,000	2,497,359
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (B)(D)	4.227	01-20-35	2,563,000	2,451,217
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	4,682,000	4,062,385
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,418,000	1,216,901
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (B)	3.844	12-25-25	747,439	703,755
Series 2021-FHT1, Class A (B)	3.104	07-25-26	757,849	684,985
Oaktree CLO, Ltd.
Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) (B)(D)	3.672	07-15-34	3,831,000	3,718,392
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (B)(D)	3.732	10-15-34	2,150,000	2,073,763
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (B)(D)	3.860	10-20-34	1,573,000	1,529,716
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (B)	4.459	02-15-27	810,590	806,281
Series 2020-1A, Class A2 (B)	3.101	02-15-28	2,084,964	2,064,361
Palmer Square Loan Funding, Ltd.
Series 2021-3A, Class A2 (3 month LIBOR + 1.400%) (B)(D)	4.110	07-20-29	2,332,000	2,261,501
Progress Residential Trust
Series 2021-SFR2, Class A (B)	1.546	04-19-38	6,717,000	6,029,537
Series 2021-SFR5, Class A (B)	1.427	07-17-38	4,740,061	4,184,904
Series 2021-SFR8, Class B (B)	1.681	10-17-38	1,602,000	1,411,424
SCF Equipment Leasing LLC
Series 2019-2A, Class C (B)	3.110	06-21-27	4,200,000	3,990,100
Series 2021-1A, Class B (B)	1.370	08-20-29	2,386,000	2,175,236
ServiceMaster Funding LLC
Series 2020-1, Class A2II (B)	3.337	01-30-51	1,224,355	957,671
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	2,486,525	2,034,902
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	3,513,340	3,313,329
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A (B)	3.200	01-20-36	330,058	$321,890
Series 2021-1A, Class A (B)	0.990	11-20-37	1,869,906	1,752,575
SMB Private Education Loan Trust
Series 2019-B, Class A2A (B)	2.840	06-15-37	2,607,988	2,501,239
Series 2020-PTA, Class A2A (B)	1.600	09-15-54	1,874,047	1,709,454
Series 2021-A, Class APT2 (B)	1.070	01-15-53	1,181,732	1,048,352
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (B)	3.090	08-17-48	515,740	497,476
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	3,024,280	2,774,357
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,303,000	2,041,073
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,605,892	2,086,650
Sound Point CLO XXVII, Ltd.
Series 2020-2A, Class B1R (3 month LIBOR + 1.650%) (B)(D)	4.433	10-25-34	1,324,000	1,243,025
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (B)(D)	3.878	01-15-33	3,948,000	3,844,187
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	822,850	698,261
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	5,112,368	4,441,134
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	4,857,905	4,322,428
Series 2021-1A, Class A (B)	1.650	02-20-46	2,131,819	1,822,266
Tricon American Homes Trust
Series 2020-SFR2, Class A (B)	1.482	11-17-39	3,352,277	2,908,361
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	5,045,938	4,455,732
Series 2021-1A, Class A (B)	1.860	03-20-46	2,939,568	2,538,352
Vantage Data Centers LLC
Series 2019-1A, Class A2 (B)	3.188	07-15-44	3,347,470	3,232,603
Series 2020-1A, Class A2 (B)	1.645	09-15-45	3,094,000	2,760,510
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,374,000	2,045,065
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	1,218,220	1,112,528
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	3,601,525	3,236,590
VSE VOI Mortgage LLC
Series 2017-A, Class A (B)	2.330	03-20-35	1,066,135	1,024,963
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,895,750	2,422,660
Westgate Resorts LLC
Series 2022-1A, Class A (B)	1.788	08-20-36	2,895,310	2,756,745
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	683,845	574,378
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	5,447,625	4,646,263
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	2,145,330	1,820,619

	Shares	Value
Preferred securities 0.1%		$1,655,966
(Cost $1,584,169)
Financials 0.0%		295,120
Banks 0.0%
Wells Fargo & Company, 7.500%	238	295,120
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities 0.1%		$1,360,846
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	26,150	1,360,846

	Yield (%)	Shares	Value
Short-term investments 5.5%			$118,564,646
(Cost $118,566,249)
Short-term funds 5.5%			118,564,646
John Hancock Collateral Trust (G)	2.3160(H)	11,864,295	118,564,646

Total investments (Cost $2,472,863,011) 104.4%	$2,258,094,367
Other assets and liabilities, net (4.4%)	(95,701,255)
Total net assets 100.0%	$2,162,393,112

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $621,884,640 or 28.8% of the fund’s net assets as of 8-31-22.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 8-31-22. The value of securities on loan amounted to $21,025.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $14,541.
(H)	The rate shown is the annualized seven-day yield as of 8-31-22.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2022, by major security category or type:
	Total value at 8-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$883,990,329	—	$883,990,329	—
Foreign government obligations	2,171,671	—	2,171,671	—
Corporate bonds	699,967,829	—	699,967,829	—
Municipal bonds	18,138,017	—	18,138,017	—
Collateralized mortgage obligations	240,838,427	—	240,838,427	—
Asset backed securities	292,767,482	—	292,767,482	—
Preferred securities	1,655,966	$1,655,966	—	—
Short-term investments	118,564,646	118,564,646	—	—
Total investments in securities	$2,258,094,367	$120,220,612	$2,137,873,755	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	11,864,295	$819,881	$318,129,049	$(200,339,164)	$(43,466)	$(1,654)	$307,326	—	$118,564,646
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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